SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) $ in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
		Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2020 CAD ($) shares
Opening balance				32,339		32,339	22,491		22,491
Opening balance, value | $				$ 136,199			$ 114,840
Shares issued on exercise of stock options				15		15	261		261
Shares issued on exercise of stock options, value | $				$ 54			$ 602
Shares issued on exercise of RSUs and DSUs				281		281	382		382
Shares issued on exercise of RSUs and DSUs, value | $				$ 970			$ 1,627
Shares issued on exercise of warrants							2		2
Shares issued on exercise of warrants, value | $							$ 8
Shares issued on acquisition of Otis Gold Corp	[1]						8,131		8,131
Shares issued on acquisition of Otis Gold Corp, value | $	[1]						$ 16,370
Shares issued as part of Credit Facility	[2]						107		107
Shares issued as part of Credit Facility, value | $	[2]						$ 180
Shares issued to settle payables, shares		670,974	670,974				671	[3]	671	[3]
Shares issued to settle payables | $	[3]						$ 1,738
Value of shares issued in asset acquisition	[4]			232		232	66		66
Value of shares issued in asset acquisition, value | $	[4]			$ 305			$ 246
Shares issued to settle interest on convertible debentures	[5]			896		896	228		228
Shares issued to settle interest on convertible debentures, value				$ 1,433	[5]	$ 1,791	$ 588	[5]	$ 754
Ending balance		32,339		33,763			32,339
Ending balance, value | $		$ 136,199		$ 138,961			$ 136,199
Ending balance		32,339		33,763		33,763	32,339		32,339
Ending balance, value | $		$ 136,199		$ 138,961			$ 136,199

[1]	On April 22, 2020, the Company completed the acquisition of Otis. Otis shareholders received 0.046 of a common share for each Otis common share held (the “Exchange Ratio”), resulting in the issuance of 8,130,630 common shares valued at the market price of C$2.85 per common share.
[2]	On March 16, 2020, the Company closed a $6,000 bridge-loan credit facility (the “Credit Facility”) with Sprott Private Resource Lending II (Collector), LP (“Sprott Lending”). The Credit Facility bore interest of 10% per annum, compounded and payable monthly, and was due and payable in full on or before September 14, 2020. In consideration for the Credit Facility, Excellon issued 107,291 common shares to Sprott Lending. The Company repaid the Credit Facility on August 4, 2020 on the closing of the Financing (Note 15).
[3]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.
[4]	In accordance with the Globex Agreement, the Company issued 65,657 common shares (valued at C$325 or $246) on September 21, 2020 and 232,240 common shares (valued at C$385 or $305) on September 22, 2021 (Note 11).
[5]	The Company elected to pay the December 31, 2020, June 30, 2021 and December 31, 2021 interest payments on the Debentures (Note 15) in common shares valued at C$754 ($588), C$888 ($727) and C$903 ($706) respectively.